Income Taxes (Details 1) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Non-capital losses		$ 2,477,570
Exploration and evaluation assets, deferred tax assets	1,434,880
Deferred tax assets	1,434,880	2,477,570
Exploration and evaluation assets, deferred tax liabilities	(1,434,880)	(5,567,778)
Net deferred tax liabilities		$ (3,090,208)